Long-term debt, short-term borrowings, interest and other, net - Principal Repayments and Other Borrowing Arrangements (Details) € in Millions	Dec. 31, 2025 EUR (€)
Debt Disclosure [Abstract]
2026	€ 1,694.8
2027	751.8
2028	1.8
2029	751.8
2030	751.8
Thereafter	507.3
Total debt maturities	€ 4,459.3